COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Loss Contingency
The following table summarizes information concerning the Company's recorded liabilities for environmental costs:

	Years Ended December 31,
	2023	2022	2021
Beginning of year	$615	$618	$660
Accruals for environmental matters deemed probable and reasonably estimable	222	186	168
Environmental liability payments	(196)	(211)	(210)
Other	—	22	—
End of year	$641	$615	$618

Environmental Liabilities	Environmental liabilities are included in the following balance sheet accounts:

	December 31,
	2023	2022
Accrued liabilities	$227	$222
Other liabilities	414	393
Total environmental liabilities	$641	$615

Asbestos Related Liabilities

	Year Ended December 31, 2023			Year Ended December 31, 2022			Year Ended December 31, 2021
	Bendix	NARCO	Total	Bendix	NARCO	Total	Bendix	NARCO	Total
Beginning of year	$1,291	$1,325	$2,616	$1,372	$689	$2,061	$1,441	$779	$2,220
Accrual for update to estimated liability	43	5	48	93	(634)	(541)	64	31	95
Change in estimated cost of future claims	423	—	423	41	—	41	29	—	29
Update of expected resolution values for pending claims	56	—	56	1	—	1	3	—	3
Asbestos-related liability payments	(169)	(5)	(174)	(216)	(55)	(271)	(165)	(121)	(286)
NARCO Buyout	—	(1,325)	(1,325)	—	1,325	1,325	—	—	—
End of year	$1,644	$—	$1,644	$1,291	$1,325	$2,616	$1,372	$689	$2,061

Insurance Recoveries for Asbestos Related Liabilities

	Year Ended December 31, 2023			Year Ended December 31, 2022			Year Ended December 31, 2021
	Bendix	NARCO	Total	Bendix	NARCO	Total	Bendix	NARCO	Total
Beginning of year	$130	$135	$265	$142	$221	$363	$148	$254	$402
Probable insurance recoveries related to estimated liability	11	—	11	5	2	7	7	—	7
Insurance receipts for asbestos-related liabilities	(18)	(21)	(39)	(17)	(20)	(37)	(13)	(33)	(46)
Insurance receivables settlements and write-offs	—	(26)	(26)	—	(68)	(68)	—	—	—
End of year	$123	$88	$211	$130	$135	$265	$142	$221	$363

NARCO and Bendix Asbestos Related Balances
NARCO and Bendix asbestos-related balances are included in the following balance sheet accounts:

	December 31,
	2023	2022
Other current assets	$41	$41
Insurance recoveries for asbestos-related liabilities	170	224
Total insurance recoveries for asbestos-related liabilities	$211	$265
Accrued liabilities	$154	$1,436
Asbestos-related liabilities	1,490	1,180
Total asbestos-related liabilities[1]	$1,644	$2,616

1
As of December 31, 2022, Accrued liabilities included the Buyout Amount, as described and defined below, agreed upon between Honeywell and the Trust. The Buyout Amount does not represent an asbestos-related liability.

Schedule Of Bendix Loss Contingencies Litigation Claims Activity	The following tables present information regarding Bendix-related asbestos claims activity:

	Years Ended December 31,
	2023	2022
Claims unresolved at the beginning of year	5,608	6,401
Claims filed	1,803	2,014
Claims resolved	(1,894)	(2,807)
Claims unresolved at the end of year	5,517	5,608

Schedule of Bendix Loss Contingencies Disease Distribution

Disease Distribution of Unresolved Claims	Years Ended December 31,
	2023	2022
Mesothelioma and other cancer claims	3,244	3,283
Nonmalignant claims	2,273	2,325
Total claims	5,517	5,608

Average Resolution Values Per Claim Excluding Legal Costs
Honeywell has experienced average resolution values per claim excluding legal costs as follows:

	Years Ended December 31,
	2023	2022	2021	2020	2019
	(in whole dollars)
Mesothelioma and other cancer claims	$66,200	$59,200	$56,000	$61,500	$50,200
Nonmalignant claims	1,730	520	400	550	3,900

Movement In Standard Product Warranty Rollforward And Balances	The following table summarizes information concerning the Company's recorded obligations for product warranties and product performance guarantees:

	Years Ended December 31,
	2023	2022	2021
Beginning of year	$213	$223	$243
Accruals for warranties/guarantees issued during the year	139	117	146
Adjustment of pre-existing warranties/guarantees	(27)	(12)	(7)
Settlement of warranty/guarantee claims	(106)	(115)	(159)
End of year	$219	$213	$223
Product warranties and product performance guarantees are included in the following balance sheet accounts:

	December 31,
	2023	2022
Accrued liabilities	$182	$175
Other liabilities	37	38
Total obligations for product warranties and product performance guarantees	$219	$213